Note 22. Employee Benefits (Detail) - Components of Net Periodic Cost for Other Benefit Plans: (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Components of net periodic cost
Current service cost	$ 186	$ 191	$ 276
Interest cost	696	768	790
Recognized actuarial (gain) loss	(63)	(229)	348
Recognized past service cost	(49)	(50)	(48)
Curtailment gain recognized			(486)
Net periodic cost	$ 770	$ 680	$ 880